Fair value measurement (Details 3) - CNY (¥) ¥ in Thousands		9 Months Ended		12 Months Ended
	Sep. 21, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Investment securities
Cost Basis		¥ 16,560,645			¥ 16,071,098
Gross Unrealized Gains		2,056,040			3,952,704
Gross Unrealized Losses		(2,909,051)			(4,122,229)
Fair Value		15,707,634			15,901,573
Others, net
Investment securities
Impairment of investments		631,871	¥ 399,027
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes		7,230,696			6,382,604
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments		631,871	¥ 399,027
Time deposits | Significant Other Observable Inputs (Level 2)
Investment securities
Cash equivalents		7,072,900			12,050,507
China Unicom
Investment securities
Gross Unrealized Losses		(600,293)			(1,215,227)
Percentage of outstanding ordinary shares subscribed or held				2.40%
Total consideration for the investment				¥ 5,000,000
Vipshop
Investment securities
Gross Unrealized Losses		(729,198)			(2,004,447)
Percentage of outstanding ordinary shares subscribed or held				5.50%
Total consideration for the investment		1,121,792		¥ 2,794,547
Farfetch
Investment securities
Gross Unrealized Gains					¥ 2,250,113
Gross Unrealized Losses		¥ (310,419)
Total consideration for the investment	¥ 186,155			¥ 2,713,285